Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,015,808	$ 982,869
Less: accumulated depreciation	(620,967)	(567,241)
Property and equipment, net	394,841	415,628
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,187	8,979
Wireless communication systems
Property, Plant and Equipment [Line Items]
Property and equipment, gross	785,548	754,257
Furniture, equipment, vehicles and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	176,267	164,498
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 44,806	$ 55,135